Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 17,340,931	$ 14,905,754	$ 1,043,601
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	39,207,197	32,355,146	67,562,543
Depreciation and amortization	4,631,106	4,268,716	3,709,687
Provision for deferred (prepaid) taxes	522,773	(2,445,235)	(650,641)
Earnings in equity method investment	0	(739,017)	(1,212,444)
Net gains due to called redemptions of marketable securities, gain on sales of equipment and amortization on securities	(321,369)	364,400	591,868
Decrease (increase) in miscellaneous other assets	333,470	(1,887,637)	1,066,458
Decrease in other liablities	(96,798)	8,036,584	(5,056,292)
Net Cash Provided by (Used in) Operating Activities	61,617,310	54,858,711	67,054,780
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(510,440,178)	(443,896,871)	(384,978,358)
Loan payments	374,784,512	349,066,518	340,621,771
Purchases of securities, available for sale	(32,488,192)	(36,224,740)	(40,361,497)
Redemption of equity fund investment	0	26,940,966	0
Sales of securities, available for sale	12,621,827	0	344,000
Redemptions of securities, available for sale	5,350,000	7,085,000	9,140,000
Redemptions of securities, held to maturity	4,155,000	6,680,000	4,715,000
Capital expenditures	(4,489,551)	(5,972,422)	(7,824,494)
Proceeds from sale of equipment	94,020	160,805	120,780
Net Cash Provided by (Used in) Investing Activities	(150,412,562)	(96,160,744)	(78,222,798)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in Senior Demand Notes	1,520,425	(1,348,501)	2,166,070
Advances on credit line	79,445,656	543,573	532,501
Payments on credit line	(26,265,656)	(543,573)	(532,501)
Commercial paper issued	63,064,642	48,097,953	54,659,072
Commercial paper redeemed	(44,173,634)	(29,809,883)	(35,522,789)
Subordinated debt issued	5,703,527	6,753,944	6,495,971
Subordinated debt redeemed	(8,920,980)	(8,113,886)	(7,652,135)
Dividends / distributions paid	(2,796,641)	(146,437)	(8,650,430)
Net Cash Provided by (Used in) Financing Activities	67,577,339	15,433,190	11,495,759
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,217,913)	(25,868,843)	327,741
CASH AND CASH EQUIVALENTS, beginning	35,243,781	61,112,624	60,784,883
CASH AND CASH EQUIVALENTS, ending	14,025,868	35,243,781	61,112,624
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest Paid	13,626,034	12,846,279	13,513,578
Income Taxes	2,235,000	5,696,835	6,134,000
Non-cash Exchange of Investment Securitie	$ 341,692	$ 0	$ 723,310